UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit — 32.5%	Par (000)	Value
Euro — 1.6%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	$1,000	$1,000,000
Yankee (b) — 30.9%
Bank of Montreal, Chicago, 0.24%, 9/05/14 (a)	1,000	1,000,000
Bank of Nova Scotia, Houston (a):
0.28%, 8/08/14	1,000	1,000,000
0.23%, 12/01/14	500	500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.21%, 5/28/14	500	500,000
BNP Paribas SA, NY (a):
0.33%, 2/03/14	500	500,000
0.29%, 5/09/14	300	300,000
Canadian Imperial Bank of Commerce, NY (a):
0.26%, 2/04/14	500	500,000
0.26%, 3/03/14	500	500,000
Credit Suisse, NY:
0.26%, 3/18/14	500	500,000
0.26%, 4/22/14	490	490,000
0.32%, 6/06/14 (a)	500	500,000
Deutsche Bank AG, NY, 0.28%, 2/28/14 (a)	1,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., NY, 0.28%, 2/20/14	500	500,000
Mizuho Bank Ltd, NY:
0.23%, 3/14/14	250	250,000
0.22%, 5/21/14	500	500,000
Natixis, NY:
0.27%, 5/02/14	550	550,000
0.29%, 9/08/14 (c)	1,000	999,940
Rabobank Nederland NV, NY:
0.28%, 9/16/14 (a)	1,000	1,000,000
0.35%, 1/12/15	500	500,000
0.28%, 2/03/15 (a)	1,000	1,000,000
Royal Bank of Canada, NY:
0.24%, 10/23/14	250	250,000
0.24%, 2/04/15 (a)	500	500,000
Societe Generale, NY, 0.33%, 9/19/14 (c)	500	500,000
Sumitomo Mitsui Banking Corp., NY, 0.23%, 2/10/14	500	500,000
Toronto-Dominion Bank, NY:
0.23%, 7/24/14 (a)	500	500,000
0.25%, 8/12/14	500	500,000
0.24%, 9/04/14	500	500,000
0.25%, 10/08/14	500	500,000
UBS AG, Stamford, 0.31%, 4/30/14 (c)	500	500,000
Wells Fargo Bank NA:
0.22%, 2/10/14	1,000	1,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b)(concluded)
Wells Fargo Bank NA (concluded):
0.23%, 11/26/14 (a)	$500	$500,000
Westpac Banking Corp., NY (a):
0.27%, 4/15/14	500	500,000
0.24%, 8/28/14	1,000	1,000,000
		19,839,940
Total Certificates of Deposit — 32.5%		20,839,940

Commercial Paper — 40.8%
Antalis US Funding Corp., 0.24%, 2/12/14 (d)	500	499,963
Australia & New Zealand Banking Group Ltd., 0.27%, 2/25/14 (a)	500	500,000
Barton Capital LLC., 0.09%, 2/06/14 (d)	2,000	1,999,975
Bedford Row Funding Corp. (d):
0.30%, 3/17/14	500	499,817
0.30%, 11/25/14	250	249,381
BNP Paribas Finance, Inc. (d):
0.34%, 3/13/14	1,000	999,622
0.32%, 6/10/14	300	299,656
Collateralized Commercial Paper Co. LLC (d):
0.30%, 3/11/14	1,500	1,499,525
0.28%, 7/02/14	1,000	998,826
Commonwealth Bank of Australia (a):
0.21%, 3/03/14 (e)	500	499,998
0.27%, 3/28/14	1,000	1,000,095
0.24%, 11/20/14	250	250,000
CPPIB Capital, Inc., 0.30%, 2/09/15 (d)	300	299,068
Credit Agricole North America, Inc., 0.11%, 2/04/14 (d)	1,500	1,499,986
Credit Suisse NY, 0.18%, 4/24/14 (d)	500	499,795
DNB Bank ASA, NY, 0.26%, 2/06/14 (d)	500	499,982
Fairway Finance Corp., 0.18%, 6/18/14 (a)(e)	500	500,000
GOVCO LLC, 0.25%, 2/04/14 (d)	350	349,993
HSBC Bank PLC (a):
0.28%, 6/20/14 (e)	500	500,000
0.26%, 9/09/14 (e)	500	500,000
0.26%, 9/11/14	500	500,000
ING (US) Funding LLC, 0.29%, 2/07/14 (d)	1,000	999,952
Kells Funding LLC, 0.22%, 6/04/14 (a)	1,000	1,000,000
BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Mizuho Funding LLC, 0.22%, 5/06/14 (d)	$500	$499,706
Mont Blanc Capital Corp., 0.25%, 2/10/14 (d)	750	749,953
Nederlandse Waterschapsbank NV (a):
0.28%, 6/10/14	500	500,033
0.28%, 7/28/14	250	250,025
0.28%, 7/30/14	250	250,025
0.25%, 11/03/14	450	450,000
Nordea Bank AB, 0.24%, 8/12/14 (d)	500	499,360
NRW. Bank, 0.10%, 2/10/14 (d)	500	499,987
Old Line Funding LLC (d):
0.23%, 6/09/14	400	399,673
0.22%, 7/25/14	500	499,468
Scaldis Capital LLC, 0.20%, 2/13/14 (d)	500	499,967
Skandinav Enskilda Bank, 0.27%, 4/09/14 (d)	1,000	999,488
Societe Generale North America, Inc. (d):
0.25%, 3/03/14	500	499,896
0.24%, 5/02/14	800	799,510
Sumitomo Mitsui Banking Corp., 0.21%, 3/06/14 (d)	1,000	999,812
Svenska Handelsbanken AB, Inc., 0.25%, 2/04/14 (d)	750	749,984
Westpac Banking Corp., NY:
0.27%, 7/09/14 (a)	330	330,000
0.30%, 1/02/15 (d)	250	249,302
Total Commercial Paper — 40.8%		26,171,823

Corporate Notes — 0.8%
Svenska Handelsbanken AB, 0.27%, 7/15/14 (a)(e)	500	500,000

Municipal Bonds (c)
City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Facility), 0.20%, 2/07/14 (e)(f)	700	700,000
City of New York New York, GO, FLOATS, VRDN, Sub-Series A-3 (Morgan Stanley Bank LOC), 0.04%, 2/07/14 (f)	1,000	1,000,000

Municipal Bonds (c)	Par (000)	Value
Connecticut State Health & Educational Facility Authority, Refunding RB, FLOATS, VRDN, Yale-New Haven Hospital, Series K-2 (JPMorgan Chase Bank NA LOC), 0.03%, 2/07/14 (f)	$500	$500,000
County of Pitkin Colorado, Refunding RB, FLOATS, VRDN, Aspen Skiing Co. Project, Series A (JPMorgan Chase & Co. LOC), 0.06%, 2/03/14 (f)	700	700,000
New York City Industrial Development Agency, RB, FLOATS, VRDN, New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.03%, 2/07/14 (f)	445	445,000
Rhode Island Housing & Mortgage Finance Corp., M/F Housing, MRB, FLOATS, VRDN, Groves at Johnston Project, AMT (Freddie Mac LOC), 0.04%, 2/07/14 (f)	1,000	1,000,000
Total Municipal Bonds — 6.8%		4,345,000

Time Deposits — 1.5%
ING Bank NV, Amsterdam, 0.10%, 2/05/14	1,000	1,000,000

US Government Sponsored Agency Obligations — 0.8%
Fannie Mae Varaible Rate Notes, 0.13%, 2/27/15 (a)	500	499,865

US Treasury Obligations
US Treasury Bills, 0.11%, 11/13/14 (d)	1,500	1,498,694
US Treasury Notes:
4.75%, 5/15/14	750	759,719
0.25% - 2.38%, 10/31/14	2,000	2,017,349
Total US Treasury Obligations — 6.7%		4,275,762
BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements — 12.4%	Par (000)	Value
Barclays Capital, Inc., 0.25%, 3/10/14, (Purchased on 12/06/13 to be repurchased at $500,330 collateralized by various US Government Sponsored Agency Obligations, 0.00% - 6.51%, due 10/25/17 - 12/25/43, original par and fair values of $4,773,310 and $537,906, respectively)	$500	$500,000
Total Value of Barclays Capital, Inc. (collateral value of $537,906)		500,000
Deutsche Bank Securities, Inc., 0.02%, 2/03/14, (Purchased on 01/31/14 to be repurchased at $5,343,012 collateralized by various US Government Sponsored Agency Obligations, 0.00% - 1.36%, due 03/06/15 - 11/06/18 original par and fair values of $5,634,000 and $5,450,328, respectively) (c)	5,343	5,343,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $5,450,328)		5,343,000
Mizuho Securities USA, Inc., 0.03%, 2/03/14, (Purchased on 01/31/14 to be repurchased at $1,000,003 collateralized by various US Government Sponsored Agency Obligations and US Treasury Notes, 0.00% - 6.07%, due 02/06/14 - 02/15/38, original par and fair values of $30,975,014 and $1,064,498, respectively)	1,000	1,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 1.13%, 2/03/14, (Purchased on 08/27/13 to be repurchased at $603,032 collateralized by various US Treasury Note and Corporate Debt Obligations, 0.00% - 6.00%, due 02/06/2014 - 10/25/37, original par and fair values of $1,865,944 and $747,395, respectively) (c)	$600	$600,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $1,811,893)		1,600,000
Wells Fargo Securities, LLC, 0.47%, 4/16/14, (Purchased on 01/07/14 to be repurchased at $500,653, collateralized by various various US Government Sponsored Agency Obligations and Corporate Debt Obligations, 0.37% - 6.00%, due 4/20/18 - 11/25/49, original par and fair values of $508,557 and $539,574, respectively)	500	500,000
Total Value of Wells Fargo Securities, LLC (collateral value of $539,574)		500,000
Total Repurchase Agreements — 12.4%		7,943,000
Total Investments (Cost — $65,575,390*) — 102.3%		65,575,390
Liabilities in Excess of Other Assets — (2.3)%		(1,469,172)
Net Assets — 100.0%		$64,106,218

* Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of foreign domiciled bank.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Summit Cash Reserves Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$57,632,390	—	$57,632,390
Repurchase Agreements	—	7,943,000	—	7,943,000
Total	—	$65,575,390	—	$65,575,390

[1]	See above Schedule of Investments for values in each security type.
BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2014	4

Schedule of Investments (concluded)	BlackRock Summit Cash Reserves Fund

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $242 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK SUMMIT CASH RESERVES FUND	JANUARY 31, 2014	5

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Date: March 25, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Date: March 25, 2014
	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Date: March 25, 2014